Label	Element	Value
Innovator Premium Income 10 Barrier ETF - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.70%
Innovator Premium Income 10 Barrier ETF - April | S&P 500 Index, Expiration: 03/31/2025; Exercise Price: 4,676.33 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.00%
Innovator Premium Income 10 Barrier ETF - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Innovator Premium Income 10 Barrier ETF - April | S&P 500 Mini Index, Expiration: 03/31/2025; Exercise Price: 472.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator Premium Income 10 Barrier ETF - April | S&P 500 Index, Expiration: 03/31/2025; Exercise Price: 4,728.87 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(10.40%)